ADVANCES FROM JOINT VENTURE PARTNERS - Disclosure of joint operations (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Exploration And Evaluation Assets By Geography [Line Items]
Advances from joint venture partners	$ 2,404	$ 616
USA [Member]
Exploration And Evaluation Assets By Geography [Line Items]
Advances from joint venture partners	2,305	457
Sweden [Member]
Exploration And Evaluation Assets By Geography [Line Items]
Advances from joint venture partners	$ 99	$ 159